Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Revenue From Contract With Customers [Line Items]
Revenues from contracts with customers		¥ 327,035	¥ 306,525	¥ 945,765	¥ 1,000,124
Other revenues	[1]	351,090	323,503	1,092,095	994,720
Total revenues		¥ 678,125	¥ 630,028	¥ 2,037,860	¥ 1,994,844

[1]	Other revenues are not considered to be within the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.